Note 10 - Stockholders Equity (Details) (USD $)	1 Months Ended	12 Months Ended		42 Months Ended				12 Months Ended	3 Months Ended			1 Months Ended	3 Months Ended			7 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended						1 Months Ended		12 Months Ended							0 Months Ended	12 Months Ended									1 Months Ended							1 Months Ended						12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Aug. 25, 2013	Aug. 24, 2013	May 31, 2013	Dec. 31, 2013 As Result of Securities Purchase Agreement [Member] Immune Pharmaceuticals Ltd. [Member] Ordinary Shares [Member]	Jun. 30, 2013 As Result of Securities Purchase Agreement [Member] Immune Pharmaceuticals Ltd. [Member]	Sep. 30, 2013 In Result of AntiDilution Securities Agreement, Merger Price Agreement [Member] Immune Pharmaceuticals Ltd. [Member] Ordinary Shares [Member]	Sep. 30, 2013 In Result of AntiDilution Securities Agreement, Merger Price Agreement [Member] Immune Pharmaceuticals Ltd. [Member]	Mar. 31, 2011 Investment Agreement, Amount of Equity Financing to be Raised by Immune Ltd [Member]	Sep. 30, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2013 Series C Convertible Preferred Stock And Warrants [Member]	Dec. 31, 2013 Series B Convertible Preferred Stock (Member)	Dec. 31, 2011 Private Investor [Member] Ordinary Shares [Member]	Mar. 31, 2011 Private Investor [Member]	Dec. 31, 2012 Potential Share Buy-Back [Member] Immune Pharmaceuticals Ltd. [Member]	Oct. 31, 2010 Daniel Teper [Member] Ordinary Shares [Member]	Jul. 31, 2010 Daniel Teper [Member] Ordinary Shares [Member]	Aug. 25, 2013 Daniel Teper [Member] Reverse Merger [Member]	Jun. 30, 2012 Daniel Teper [Member]	Aug. 31, 2013 Daniel Teper [Member]	Jun. 30, 2012 Daniel Teper [Member] Minimum [Member]	Jun. 30, 2012 Daniel Teper [Member] Maximum [Member]	Aug. 25, 2013 Shareholders 1 [Member] Series A Preferred Stock [Member] Reverse Merger [Member]	Aug. 25, 2013 Shareholders 1 [Member] Reverse Merger [Member]	Aug. 25, 2013 Shareholders 2 [Member] Series A Preferred Stock [Member] Reverse Merger [Member]	Aug. 25, 2013 Shareholders 2 [Member] Reverse Merger [Member]	Dec. 31, 2010 Immune Pharmaceuticals Ltd. [Member] Ordinary Shares [Member] Founder [Member]	Dec. 31, 2010 Immune Pharmaceuticals Ltd. [Member] Ordinary Shares [Member]	Dec. 31, 2013 Immune Pharmaceuticals Ltd. [Member] Ordinary Shares [Member]	Dec. 31, 2012 Immune Pharmaceuticals Ltd. [Member] Ordinary Shares [Member]	Dec. 31, 2011 Immune Pharmaceuticals Ltd. [Member] Ordinary Shares [Member]	Dec. 31, 2012 Immune Pharmaceuticals Ltd. [Member] Ordinary Shares [Member] Minimum [Member]	Dec. 31, 2011 Immune Pharmaceuticals Ltd. [Member] Ordinary Shares [Member] Minimum [Member]	Dec. 31, 2012 Immune Pharmaceuticals Ltd. [Member] Ordinary Shares [Member] Maximum [Member]	Dec. 31, 2011 Immune Pharmaceuticals Ltd. [Member] Ordinary Shares [Member] Maximum [Member]	Aug. 25, 2013 Immune Pharmaceuticals Ltd. [Member] Reverse Merger [Member]	Dec. 31, 2013 Immune Pharmaceuticals Ltd. [Member]	Dec. 31, 2012 Immune Pharmaceuticals Ltd. [Member]	Dec. 31, 2011 Immune Pharmaceuticals Ltd. [Member]	Dec. 31, 2013 Immune Pharmaceuticals Ltd. [Member] Minimum [Member]	Dec. 31, 2012 Immune Pharmaceuticals Ltd. [Member] Minimum [Member]	Dec. 31, 2011 Immune Pharmaceuticals Ltd. [Member] Minimum [Member]	Dec. 31, 2013 Immune Pharmaceuticals Ltd. [Member] Maximum [Member]	Dec. 31, 2012 Immune Pharmaceuticals Ltd. [Member] Maximum [Member]	Dec. 31, 2011 Immune Pharmaceuticals Ltd. [Member] Maximum [Member]	Jul. 31, 2012 Chief Executive Officer [Member] Series A Preferred Stock [Member]	Jul. 31, 2012 Chief Executive Officer [Member] Ordinary Shares [Member]	Jun. 30, 2012 Chief Executive Officer [Member] Ordinary Shares [Member]	Oct. 31, 2010 Chief Executive Officer [Member] Ordinary Shares [Member]	Jun. 30, 2012 Chief Executive Officer [Member] Founder Shares [Member]	Jun. 30, 2012 Chief Executive Officer [Member]	Dec. 31, 2013 Undesignated [Member]	Jul. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2013 Ordinary Shares [Member]	Dec. 31, 2012 Ordinary Shares [Member]	Dec. 31, 2013 Founder Shares [Member]	Dec. 31, 2012 Founder Shares [Member]	Dec. 31, 2013 Approximation [Member]
Note 10 - Stockholders Equity (Details) [Line Items]
Preferred Stock, Shares Authorized		5,000,000	5,000,000	5,000,000																																																			4,996,935		3,000,000	0	92,500,000	0	4,500,000
Preferred Stock, Shares Outstanding		0	0	0																																																						0	4,806,132	0	4,500,000
Founder Shares, Shares Issued																						4,500,000	2,250,000
Common Stock, Shares, Outstanding		13,276,037	0	13,276,037																		4,500,000
Liquidation Event Parameters, Price per Share (in Dollars per share)																						$ 2.70
Liquidation Event Parameters, Company Valuation Value (in Dollars)																						$ 42,000,000
Liquidation Event Parameters, Percent of Consideration Received by Ordinary Shareholders																								125.00%	150.00%
Temporary Equity, Liquidation Preference (in Dollars)																						2,800,000
Temporary Equity, Liquidation Preference Granted (in Dollars)																						2,800,000
Liquidation Preference Expense (in Dollars)																							2,000,000
Common Stock, Shares, Issued		13,276,037	0	13,276,037	13,276,037																4,173,150						1,563,964		4,752,976
Founder Shares, Shares, Outstanding		0		0																	6,750,000
Preferred Stock, Shares Issued		0	0	0																						2,529,685		7,687,860																													2,529,685	0	4,806,132	0	4,500,000
Preferred Stock, Voting Rights																																																								one
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,041,409		500,000
(in Dollars)		734,000	0	734,000																																																										700,000
Stock Issued During Period, Shares, New Issues								268,000		257,381						138,434			4,000,000	500,000										1,000,000	800,000	1,933,417	702,273	1,814,740					10,490,090													4,000,000
Shares Issued, Price Per Share (in Dollars per share)																																$ 2.40			$ 2.00	$ 1.00	$ 2.50	$ 2.00
Class of Warrant or Right, Issued																																								1,187,942	209,619	626,540
Proceeds from Issuance or Sale of Equity (in Dollars)													400,000																											4,400,000	1,200,000	2,480,143
Convertible Debt, Fair Value Disclosures (in Dollars)																																								1,000,000	100,000	464,248
Fair Value Assumptions, Expected Volatility Rate																																								91.90%	76.80%	101.10%
Fair Value Assumptions, Risk Free Interest Rate																																											0.36%	0.30%	0.40%	0.42%	0.40%	1.30%
Fair Value Assumptions, Expected Dividend Rate																																								0.00%	0.00%	0.00%
Fair Value Assumptions, Expected Term																																								3 years	3 years	3 years
Deemed Dividend On Issuance Of Antidilution Provisions (in Dollars)									500,000
Merger Price, Percent of Price Per Share											80.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																																									2.50	1.83
Other Liabilities, Current (in Dollars)			150,000															150,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					19.00%	19.00%											6.67%
Equity Financing, Required Amount to be Raised (in Dollars)												3,000,000
Stock Issued During Period, Value, New Issues (in Dollars)																200,000															700,000
Debt Conversion, Converted Instrument, Shares Issued	142,830																																																		408,809			408,809
Conversion of Stock, Shares Converted																																																		2,529,685	4,500,000
Conversion of Stock, Shares Issued																																																	2,529,685				4,500,000
Common Stock, Shares Authorized		225,000,000	225,000,000	225,000,000											225,000,000
Proceeds Received for Subscriptions of Stock (in Dollars)														$ 500,000